SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
SHARE-BASED COMPENSATION

21. SHARE-BASED COMPENSATION

The Group adopted a restricted share unit scheme (the “RSU Scheme”) in order to motivate and encourage the Company’s directors, employees and consultants. On 30 April 2021, for the purpose of the administration of the RSU Scheme, the Company (as the settlor) set up the Lanxin Blue Trust. The Core Trust Company Limited is the trustee and Lanxin Blue Limited is a special purpose vehicle established as the nominee to hold the ordinary Shares under the RSU Scheme. On 7 July 2021, the Company issued 49,051,500 ordinary shares as the reserve for future grant of the restricted shares under the RSU Scheme to Lanxin Blue Limited, which was established by the Company, at a par value of US$0.0001 each, in order to motivate and encourage our Directors, employees and consultants.

On August 30, 2022, 2,660,829 ordinary shares with a fair value of RMB 28,110 were transferred from Lanxin Blue Limited to CFO in exchange for his service in the Company. These ordinary shares were immediately vested. The transfer of the shares is within the scope of ASC Topic 718, “Compensation-Stock Compensation”. The RMB 28,110 was recognized as stock based compensation in the accompanying consolidated statements of operations and comprehensive (loss)/income.

The fair value of the ordinary shares on the date of transfer was determined by management with assistance of a third-party valuation firm. The Company first developed the equity value of the Company through the application of income approach technique known as the discounted cash flow method. The Company then used the hybrid method to allocate the equity value amongst different classes of shares of the Company to arrive at the fair value of the ordinary shares. The hybrid method is a hybrid between the probability-weighted-expected return method and the option pricing method.

The following key assumptions were used in the model:

As at August 30, 2022

Volatility (%)	51.76%
Discounts for lack of marketability (%)	11.82%
Risk-free interest rate (%)	3.03%
Dividend yield (%)	0.00%
Weighted average share price (RMB per share)	7.82

No other feature of share-based payment was incorporated into the measurement of fair value.